Related-party transactions	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Disclosure of related party [text block]

Related-party transactions

In the normal course of business, Philips purchases and sells goods and services from/to various related parties in which Philips typically holds between 20% and 50% equity interest and has significant influence. These transactions are generally conducted with terms comparable to transactions with third parties.

From November 28, 2017, Philips lost control over Signify but still had significant influence. This has resulted in Signify becoming a non-consolidated related party which is reported in the table below for the time period January 1, 2018 to December 31, 2018. Philips and Signify have several agreements in place which impact the related party balances disclosed. There is a Transitional Service Level Agreement, based on which Philips provides Signify with services such as IT, real estate and human resources among others. Additionally, a Trademark License Agreement was signed in which Signify uses the Philips brand name. From December 31, 2018 Philips has no longer significant influence over Signify and therefore Signify ceased to be a related party. As a result, receivables from and payables to related parties in relation Signify are not included in the table below.

For details of these parties in which Philips typically holds between 20% and 50% equity interest, refer to the Investments in associates section of Interests in entities. For details on the Philips ownership changes in Signify, refer to Discontinued operations and assets classified as held for sale.

Philips Group

Related-party transactions

in millions of EUR

2016 - 2018

	2016	2017	2018
Sales of goods and services	207	196	232
Purchases of goods and services	81	62	67
Receivables from related parties	33	127	28
Payables to related parties	3	36	1

In addition to the table above, as part of its operations in the US, Philips sold non-recourse third-party receivables to PMC US amounting to EUR 244 million in 2018 (2017: EUR 151 million; 2016: EUR 139 million).

In light of the composition of the Executive Committee, the Company considers the members of the Executive Committee and the Supervisory Board to be the key management personnel as defined in IAS 24 ‘Related parties’.

For remuneration details of the Executive Committee, the Board of Management and the Supervisory Board see Information on remuneration.

For Post-employment benefit plans see Post-employment benefits.